CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (BALANCE SHEETS - PARENTHETICAL) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	102,121,144	101,560,744
Common shares, outstanding	102,121,144	101,560,744
VISIONCHINA MEDIA INC. [Member]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	102,121,144	101,560,744
Common shares, outstanding	102,121,144	101,560,744